UNITED STATES				OMB Approval
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
Washington, D.C. 20549			Expires: March 31, 2018
					Estimated Average Burden
FORM 24F-2				hours per response     2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.Name and address of issuer:

	SunAmerica Series, Inc.
	Harborside Financial Center
	3200 Plaza 5
	Jersey City, NJ  07311-4992

2.The name of each series or class of securities for which this Form is filed
 (If the Form is being filed for all seriesand classes of securities of the issuer, check the box but do not list series or classes): X

3.Investment Company Act File Number:  811-07797

  Securities Act File Number:          333-11283

4(a).Last day of fiscal year for which this Form is filed:

  October 31, 2013

4(b).Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
  X

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).Check box if this is the last time the issuer will be filing this Form.

SEC 2393 (6-02)

5.Calculation of registration fee:
  (i)Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 5,187,198,062

  (ii)Aggregate price of securities redeemed or
     repurchased during the fiscal year:  $  2,456,265,560

  (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 1,940,297,664

  (iv)Total available redemption credits
     [add Items 5(ii) and 5(iii)]:   $ 4,396,563,224

  (v)Net sales -- if Item 5(i) is greater than Item 5(iv)
    [subtract Item 5(iv) from Item 5(i)]:  $ 790,634,838

  (vi)Redemption credits available for use in future years
     -if Item 5(i) is less than Item 5(iv) [subtract Item
     5(iv) from Item 5(i)]:  $ 0

  (vii)Multiplier for determining registration fee (See
     Instruction C.9): x  .0001162

  (viii)Registration fee due [multiply Item 5(v) by Item
     5(vii)] (enter 0 if no fee is due): = $  91,872


6.Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
  deducted here:   -0-.
  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
  (see Instruction D):  $64

8.Total of the amount of the registration fee due plus any interest due
  [line 5(viii) plus line 7]#:  =  $91,936

9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


      Method of Delivery:

                                Wire Transfer   X

                                Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gregory R. Kingston

 Gregory R. Kingston, Treasurer

Date   September 22, 2015


*Please print the name and title of the signing officer below the signature.

# SunAmerica had already paid a registration fee of $97,521 for the 2013 fiscal year end with the original filing (SEC Accession No. 0001020861-14-000007);
and is now paying an additional fee of $3,892 plus interest of $64, for a total registration fee due of $101,477. The remaining difference between the $101,477 and $91,936 total registration fee due per the amended form 24F2-NT/A of -$9,541 is the result of the original 2013 net activity having the current fee rate applied to it in the amended Form.